Leases - Summary of Information related to operating leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Assets
Operating Lease, Right-of-Use Asset	¥ 155,525	$ 22,340	¥ 160
Liabilities
Operating lease liabilities, current	37,009	5,316
Operating lease liabilities, non-current	¥ 117,124	$ 16,824
Weighted average remaining lease term (years)	3 years 11 months 19 days	3 years 11 months 19 days
Weighted average discount rate	5.70%	5.70%